Filed with the U.S. Securities and Exchange Commission on February 28, 2023
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No. ____
Post‑Effective Amendment No. 1124
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 1126
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
    [ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1124 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2022, for the Trust’s series: Edgar Lomax Value Fund.

EDGAR LOMAX VALUE FUND

Investor Class: LOMAX
PROSPECTUS
February 28, 2023
This Prospectus describes the Edgar Lomax Value Fund (the “Fund”). The Fund invests in value stocks for long-term capital growth while providing some income.
The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

EDGAR LOMAX VALUE FUND

SUMMARY SECTION
Investment Objective
The Fund seeks long-term capital growth while providing some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Less: Fee Waiver and/or Expense Reimbursement (1)	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%
____________________________________________
(1)The Edgar Lomax Company (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 27, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund’s performance versus the S&P 500® Value Index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses. The Advisor has agreed to continue this voluntary waiver arrangement through at least February 27, 2024. While this voluntary waiver arrangement may be discontinued at any time after February 27, 2024, the Advisor has no current intention of doing so. With the voluntary waiver arrangement, actual Total Annual Fund Operating Expenses were 0.50% for the fiscal year ended October 31, 2022. For more information, please see the “Management Fee and Voluntary Fee Waiver” section in the statutory prospectus.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$289	$523	$1,197
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.80% of the average value of its portfolio.

EDGAR LOMAX VALUE FUND

Principal Investment Strategies of the Fund
The Advisor uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.
The Fund invests primarily in large, well-recognized companies. Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s (“S&P”) 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants.
The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.
Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objectives.
Value Style Risk. “Value” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

EDGAR LOMAX VALUE FUND

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, and 10-years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgarlomax.com or toll-free at 1‑866‑205‑0524.
Annual Total Returns as of December 31
During the period of time displayed in the bar chart, the Fund’s best quarter was the Q4 2020, up 15.72%, and its worst quarter was the Q1 2020, down -26.73%.

Average Annual Total Returns For the Periods Ended December 31, 2022
Edgar Lomax Value Fund	One Year	Five Years	Ten Years
Return Before Taxes	-0.55%	7.04%	10.93%
Return After Taxes on Distributions	-2.22%	5.07%	8.88%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	5.27%	8.53%
S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	-18.11%	9.42%	12.56%
S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)	-5.22%	7.58%	10.86%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	-7.81%	7.35%	10.62%
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

EDGAR LOMAX VALUE FUND

Management
Investment Advisor. The Edgar Lomax Company is the investment advisor to the Fund.
Portfolio Managers. Randall R. Eley, President and Chief Investment Officer of the Advisor, and Thomas B. Murray, Senior Vice President, Chief Operating Officer and a Portfolio Manager for the Advisor, are the Fund’s portfolio managers. Mr. Eley has managed the Fund since its inception in December 1997. Mr. Murray has been a portfolio manager of the Fund since December 2019, and has worked for the Advisor since 2001.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Edgar Lomax Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1‑866‑205‑0524, or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
IRAs, Coverdell Education Savings Accounts, and Automatic Investment Plans	$1,000	$100
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION
Principal Investment Strategies
In buying and selling securities for the Fund, the Advisor uses a disciplined approach to select stocks that it believes are undervalued and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.
The Fund invests primarily in large, well-recognized companies. Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the S&P 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. In the absence of substantial cash inflows or outflows, the Advisor does not generally expect the Fund’s annual portfolio turnover rate to exceed 50%.

EDGAR LOMAX VALUE FUND

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, ETFs, rights and warrants.
The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.
If the Advisor believes that market, economic, political or other conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. At such times, the Fund would not be seeking long-term capital growth. Furthermore, to the extent that the Fund invests in money market mutual funds and ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such investment companies’ management fees and operational expenses.
Related Risks
Equity Securities Risk
The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Prices of common stocks move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, interest rates, investor perception and anticipated events, as well as the activities of the particular issuer. Equity market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Because the Fund invests in equity securities, its share price may change daily in response to stock market movements.
General Market Risk
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Management Risk
Your investment in the Fund varies with the success or failure of the Advisor’s investment strategies, research, analysis and determination of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

EDGAR LOMAX VALUE FUND

Value Style Risk
The Fund follows a “value” investment style, and there is the risk that value investing, in general, may be out of favor in the market for a period of time. During such times, value stocks may underperform the market as a whole and other types of stocks. In addition, stocks judged by the Advisor to be undervalued may actually be appropriately priced.
Portfolio Holdings Information
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.edgarlomax.com. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT.
MANAGEMENT OF THE FUND
The Advisor and the Fund’s Portfolio Managers
The Edgar Lomax Company, the Fund’s investment advisor, is located at 5971 Kingstowne Village Parkway, Suite 240, Alexandria, Virginia 22315, and has provided asset management services to individuals and institutional investors since 1986. Randall R. Eley is the President and Chief Investment Officer of the Advisor and a Portfolio Manager of the Fund, and he has been active in investment management with the Advisor since its founding in 1986. Thomas B. Murray is the Senior Vice President, Chief Operating Officer and a Portfolio Manager for the Advisor. He is principally responsible for the day-to-day management of the Fund’s portfolio. Mr. Murray has been a manager of the Fund since December 2019, and has worked for the Advisor since 2001.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee of 0.55% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2022, the Advisor was entitled to receive management fees of 0.25% of the Fund’s average daily net assets, net of the contractual management fee waiver. After the additional voluntary fee waiver and expense reimbursement, the Advisor was entitled to receive 0.05% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders dated April 30, 2022, for the period November 1, 2021 through April 30, 2022.

EDGAR LOMAX VALUE FUND

Management Fee and Voluntary Fee Waiver
The Fund pays the Advisor monthly compensation computed daily at the annual rate of 0.55% of the Fund’s average daily net assets. In addition to the indefinite contractual waiver between the Advisor and the Trust, the Advisor has also agreed to voluntarily waive a portion of its management fees due from the Fund based upon the Fund’s 3-year and 5-year average annual total return versus the S&P 500® Value Index. The Advisor intends to waive a portion of its management fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500® Value Index for the corresponding period. Further, if the Advisor waives management fees for any month under these circumstances, the Advisor has also voluntarily agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses. While the Advisor may discontinue its voluntary waiver at any time after February 27, 2024, it has no current intention of doing so. Under these conditions, the management fee will be as follows:

Fund Assets	Reduced Management Fee (3-year and/or 5-year performance)	“Other Expenses” Cap	“Total Annual Fund Operating Expenses” Limitation
All Assets	0.05%	0.45%	0.50%

For the fiscal year ended October 31, 2022, there was an additional voluntary management fee waiver and payment of Fund expenses in the aggregate of $204,990.

SHAREHOLDER INFORMATION
How Does the Fund Price its Shares?
The price of the Fund’s shares is its net asset value (“NAV”) per share. The NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/ # of shares = NAV per share). The NAV per share takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily. In calculating this, the Fund values its portfolio securities at current market value, if available. When market quotations are not readily available, securities are valued at fair value as determined by the Board. The Board has developed and adopted procedures which specify the fair value methodology. The Board also has procedures in place to monitor the policies and operations of third party providers of fair value prices. Generally, the Fund does not price its shares on days during which the New York Stock Exchange (“NYSE”) is closed for trading. The NYSE is closed on weekends and most national holidays.
How to Purchase Shares of the Fund
To invest in the Fund, the minimum initial and subsequent investment amounts are $2,500 and $100, respectively. However, if you are investing in an IRA, Coverdell Education Savings Account (“Coverdell ESA”), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively. The Advisor may reduce or waive the minimum initial investment amount in some cases.
You may purchase shares of the Fund directly by check, by wire transfer of funds through a bank, or by electronic funds transfer via the Automated Clearing House (“ACH”) network, as described below. Additionally you may purchase shares through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Fund to receive purchase orders. The Fund will be deemed to have received a purchase or redemption order when an authorized Broker or, if applicable, a Broker’s authorized

EDGAR LOMAX VALUE FUND

designee, receives the order. Investors should check with their Broker to determine if it participates in these arrangements.
By Mail
If you are making your first investment in the Fund, simply complete a new account application and mail it with a check (made payable to “Edgar Lomax Value Fund”) to:
Edgar Lomax Value Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
If you wish to send your account application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, mail to the following address:
Edgar Lomax Value Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services (the “Transfer Agent”) post office box, of new account applications, purchase requests or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
If you are making a subsequent investment, a stub is attached to the confirmation statement you will receive after each transaction. Detach the Invest by Mail form from the statement and mail it to the Fund along with a check made payable to “Edgar Lomax Value Fund” in the envelope provided with your statement or to the address noted above. Your account number should be written on the check. If you do not have the “Invest by Mail” form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.
The Fund will not accept cash or money orders. All purchases by check must be in U.S. dollars drawn on a domestic financial institution. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identities of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1‑866‑205‑0524 if you need additional assistance when completing your account application.
If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In

EDGAR LOMAX VALUE FUND

the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
Shares of the Fund have not been registered for sale outside the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Wire
If you are making an initial investment in the Fund, the Transfer Agent must have previously received a completed new account application before you can send in your wire purchase. You can mail or overnight deliver your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. Once you have an established account, you may instruct your bank to send the wire. Your bank must include the name of the Fund, as well as your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC: Edgar Lomax Value Fund
Shareholder Name (Account Title)
Shareholder Account Number
For all wired funds (whether new or subsequent purchase), we strongly recommend that you contact the Transfer Agent at 1-866-205-0524 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-205-0524. Your bank may charge you a fee for sending a wire payment to the Fund. Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Telephone Purchases
Existing shareholders may purchase additional shares of the Fund by calling 1-866-205-0524. If you accepted telephone options on your account application, and your account has been open for at least seven business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. Each order must be a minimum of $100 and you must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern Time, your shares will be purchased at the NAV per share calculated on the day your order is placed. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been requested, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
You May Purchase Shares Through a Broker
You may be able to invest in, and redeem shares of, the Fund through a Broker if the Broker has made arrangements with the Fund’s distributor. The Broker is authorized by the Fund’s principal underwriter to designate intermediaries to accept orders on the Fund’s behalf. The Broker or the authorized designee may place an order for you with the Fund and the Fund will be deemed to have received the order when

EDGAR LOMAX VALUE FUND

the authorized Broker or authorized designee accepts the order. Brokers may have different investment minimum requirements than those outlined in this prospectus. Additionally, Brokers may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Broker for their account policies.
The price you will pay will be the NAV per share which is next calculated after the acceptance of the order by the authorized Broker or the authorized designee. A Broker may charge you a fee for placing your order. However, you can avoid paying such a fee by sending an account application and payment directly to the Fund. The Broker may also hold the shares you purchase in its omnibus account, rather than in your name, in the records of the Transfer Agent. The Advisor may reimburse the Broker for maintaining records of your account as well as for other services provided to you. See “Service Fees” below.
Your Broker is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the Broker promptly.
When is Money Invested in the Fund?
Any money received for investment in the Fund from an investor or Broker, whether sent by check or by wire, is invested at the NAV per share of the Fund which is next calculated after the money is received and accepted (assuming the check or wire correctly identifies the Fund and account). The NAV per share is calculated at the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time. A check or wire received after the NYSE closes is invested at the next calculated NAV per share of the Fund. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Edgar Lomax Value Fund.” Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic financial institution.
Other Information
The Fund may waive the minimum investment requirements for purchases by certain group plans or retirement plans. A $25 charge will be imposed, in addition to any loss sustained by the Fund, if a payment used to make an investment does not clear. The Fund reserves the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the account application for more information about backup withholding. The Fund is not required to issue share certificates. All shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund’s portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1‑866‑205‑0524 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Retirement Plans and Coverdell ESAs
You may obtain prototype IRA or Coverdell ESA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

EDGAR LOMAX VALUE FUND

Automatic Investment Plan
After your initial investment of $1,000, you may make regular monthly or quarterly investments in the Fund through an Automatic Investment Plan (“AIP”). A check is automatically drawn on your personal checking or savings account for a predetermined amount (but not less than $100), as if you had written it directly. To be eligible for the AIP, your financial institution must be a member of the ACH network. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current NAV per share. This service can be selected on the new account application or requested in writing thereafter. There is no charge by the Fund for this service, but a $25 fee will be imposed if your purchase does not clear. The Fund may terminate or modify the AIP at any time. Shareholders may terminate their participation by notifying the Transfer Agent in writing or by telephone no later than five calendar days before the next scheduled investment.
How to Redeem Shares of the Fund
You have the right to redeem (sell) all or any portion of your shares of the Fund at their next calculated NAV per share on each day the NYSE is open for trading. As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order to pay out redemption proceeds. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.
However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.
The Fund expects to meet redemption requests, under both normal and stressed market conditions, from cash and cash equivalents on hand or that are raised from the sale of portfolio securities. However, the Fund is unable to anticipate every unusual market or redemption circumstance and, thus, reserves the right to redeem in-kind. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Shareholders who receive a redemption-in-kind may incur costs to dispose of the securities they receive.
Due to the relatively high cost of maintaining smaller accounts, the shares in your account may be redeemed by the Fund, and the proceeds sent to you if, due to redemptions you have made, the total value of your account is reduced to less than $500. This does not apply to retirement plans or other tax-deferred accounts. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 calendar days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.
Please note that a redemption, under any circumstance or method (that is, cash or in-kind), may result in a gain or loss to you for federal and state income taxes.

EDGAR LOMAX VALUE FUND

Redemptions in Writing
You may redeem your shares by sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. If you have an IRA or other retirement plan, you must indicate on your written redemption requests whether or not to withhold federal income tax, generally 10%. Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. Certain redemptions require a signature guarantee (see below). Send your redemption request to:
Edgar Lomax Value Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Signature Guarantees
A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required in the following situations:
•When ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•If a change of address was received by the Transfer Agent within the 15 calendar days prior to redemption;
•For all redemptions greater than $100,000 from any shareholder account.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Shareholders redeeming their shares by mail should submit written instructions, and if applicable, a guarantee of their signature(s) by an eligible institution. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities associations, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program or the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.
The Fund also requires a form of signature authentication for some non-financial transactions, such as establishing or modifying certain services on an account. In such cases, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution will be accepted in lieu of a signature guarantee.
Redemption by Telephone
If you accepted telephone options on the new account application, you may redeem your shares (in amounts up to $100,000) by calling the Transfer Agent at 1-866-205-0524 before the close of trading on the NYSE which is generally 4:00 p.m., Eastern Time). Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent’s records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete account redemptions and share specific trades. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemption proceeds can also be sent via electronic funds transfer through the ACH network to a

EDGAR LOMAX VALUE FUND

predetermined bank account. There is no charge for the ACH option; however, credit may not be available in your bank account for two to three days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address 15 calendar days prior to the redemption request. Shares held in IRA and retirement accounts may be redeemed by telephone at 1-866-205-0524. Investors will be asked whether or not to withhold taxes from any distribution. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
By establishing telephone redemption privileges, you authorize the Fund and the Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.
You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0524 for instructions.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing.
Systematic Withdrawal Plan
The Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month, calendar quarter or annually. If you have provided bank information, and your bank is a member of the ACH network, the amount may also be sent directly to your checking or savings account via electronic funds transfer. To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or year is $50. The SWP may be terminated or modified by the Fund at any time. A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five calendar days before the next scheduled withdrawal.
What Price is Used for a Redemption?
The redemption price is the NAV per share of the Fund’s shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request and a signature guarantee, if required, must also be included for the request to be valid.
When are Redemption Payments Made?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your request in proper form. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the United States Securities and Exchange Commission (“SEC”). If you purchased your shares by check (certified, cashier’s, or otherwise) or

EDGAR LOMAX VALUE FUND

electronic funds transfer through the ACH network, the Fund may delay payment of your redemption proceeds until your payment has cleared. Shareholders can avoid this delay by utilizing the wire purchase option.
Redemptions through Brokers
The Fund may accept orders for the redemption of shares from a Broker on behalf of a Broker’s customers. The NAV per share for any such redemption would be that next calculated after receipt of the order by the Broker. The Broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.
Frequent Transactions and Market Timing
The Board of Trustees has adopted a market timing policy for the Fund which is designed to minimize the frequency and effect of market timing activities in the Fund. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. Please bear in mind that the Fund is not in a position to monitor all trading behavior (particularly within group or omnibus accounts maintained by financial intermediaries) and does not feel that the added costs of establishing a process to do so would benefit Fund shareholders. However, consistent with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund and its financial intermediaries have agreed to share certain shareholder and trading information in omnibus accounts. The Fund may close any account to new purchases when, in the opinion of the Fund, the trading activity is disruptive to the management of the Fund. The Fund reserves the right, in its sole discretion, to identify trading activity as disruptive or abusive. At all times, the Fund will act in the best interest of its long-term shareholders and will not knowingly accommodate market timers.
SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES
The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.
The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

EDGAR LOMAX VALUE FUND

DISTRIBUTIONS AND TAXES
Dividends and Other Distributions
Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional distribution of dividends or capital gains if it deems it desirable at another time during any year.
All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash and reinvest capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends are taxable whether reinvested in additional shares or received in cash. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone in advance of the payment date of the distribution.
If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s current NAV per share. The Fund also reserves the right to reinvest all subsequent distributions.
Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-date by the amount of the distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.
Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by tax law and satisfies certain other requirements that are described in the SAI.
The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as either ordinary income or, in some cases, as qualified dividend income, depending on the source of such income to the Fund and any holding period requirements. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividend and capital gain distributions in cash or reinvest them in additional Fund shares. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December.
If you are an individual, ordinary income dividends that you receive from the Fund generally will be eligible for taxation at the rates currently applicable to long-term capital gains to the extent that (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by taxable U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are taxed at long-term capital gains rates (currently a maximum federal rate of 20%) but are not otherwise treated as capital gains, and thus will not

EDGAR LOMAX VALUE FUND

be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.
In addition, a 3.8% surtax generally applies to dividend income and net capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of the Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.
By law, the Fund must withhold from your taxable distributions and redemption proceeds an amount as backup withholding determined at a rate as set forth under section 3406 of the Code, if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.
Sale or exchange of your Fund shares is a taxable event for you. Depending on the purchase and sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Fund. The Code limits the deductibility of capital losses in certain circumstances.
The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax. In managing the Fund, the tax consequences of the Advisor’s investment decisions is not of primary importance. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
Additional information concerning taxation of the Fund is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-866-205-0524 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notices of “inactivity” prior to your mutual fund account assets being delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

EDGAR LOMAX VALUE FUND

INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index.
The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.
The S&P 500® Value Index is a market-value-weighted index of stocks in the S&P 500® Index which score highest based on an average of book-to-price ratio, sales-to-price ratio and earnings-to-price ratio, representing 50% of the total market value of the S&P 500® Index.
The Lipper Large-Cap Value Funds Index measures the performance of 30 of the largest funds in the large cap value category as tracked by Lipper, Inc. (“Lipper”). Lipper defines large-cap value funds as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. diversified equity large-cap floor.
The S&P 100® Index is an unmanaged capitalization-weighted sub-set of stocks from the S&P 500® Index that measures the performance of large-cap U.S. companies.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended October 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.23	$11.96	$14.51	$15.33	$15.25

Income from investment operations:
Net investment income	0.40	0.42	0.42	0.30	0.33
Net realized and unrealized gain/(loss) on investments	(0.28)	4.43	(2.65)	0.87	1.06

Total from investment operations	0.12	4.85	(2.23)	1.17	1.39

Less distributions:
From net investment income	(0.40)	(0.44)	(0.32)	(0.31)	(0.36)
From net realized gain on investments	(0.37)	(1.14)	—	(1.68)	(0.95)
Total distributions	(0.77)	(1.58)	(0.32)	(1.99)	(1.31)

Net asset value, end of year	$14.58	$15.23	$11.96	$14.51	$15.33

Total return	0.78%	43.39%	-15.83%	9.07%	9.44%

Ratios/supplemental data:
Net assets, end of year (thousands)	$100,931	$100,963	$86,079	$119,054	$85,308

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00%	0.98%	1.01%	0.96%	1.00%
After fees waived and expenses absorbed	0.50%	0.50%	0.54%	0.70%	0.70%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.18%	2.27%	2.52%	2.10%	1.86%
After fees waived and expenses absorbed	2.68%	2.75%	2.99%	2.36%	2.16%

Portfolio turnover rate	39.80%	34.47%	45.46%	23.83%	40.62%

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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EDGAR LOMAX VALUE FUND

FOR MORE INFORMATION
The SAI includes more detail about the Fund and is incorporated by reference into this Prospectus.

The Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”) contain additional information about the Fund’s investments. The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year.
The SAI and Shareholder Reports are available free of charge on the Fund’s website at www.edgarlomax.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-205-0524 or by writing to:
Edgar Lomax Value Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
www.edgarlomax.com
The SAI, Shareholder Reports and other Fund information are also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by electronic request at the following e‑mail address: publicinfo@sec.gov.

SEC File Number is 811-07959

EDGAR LOMAX VALUE FUND
Investor Class: LOMAX
A series of Advisors Series Trust (the “Trust”)
Statement of Additional Information
Dated February 28, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated February 28, 2023, as may be amended from time to time, of the Edgar Lomax Value Fund (the “Fund”). The Edgar Lomax Company (the “Advisor”) is the investment advisor to the Fund. A copy of the Prospectus may be obtained on the Fund’s website at www.edgarlomax.com, by contacting the Advisor at 5971 Kingstowne Village Parkway, Suite 240, Alexandria, Virginia 22315, or by telephone at 1-866-205-0524.
The Fund’s financial statements for the fiscal year ended October 31, 2022, are incorporated herein by reference to the Fund’s annual report. A copy of the annual report may be obtained without charge by calling the Fund at the number listed above.

THE TRUST
The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
Registration with the United States Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Fund commenced operations on December 12, 1997.
INVESTMENT POLICIES
The discussion below supplements information contained in the Prospectus with respect to the investment policies of the Fund.
Diversification
Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. This means that, as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the

Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Equity Securities. Common stocks, preferred stocks, and convertible securities are examples of equity securities in which the Fund may invest. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time (sometimes substantially). Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stock. A common stock represents a proportionate share of the ownership of a company, and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that, in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock. Preferred stocks are equity securities that often pay dividends at a fixed annual rate, though it is subject to the risk that the dividend can be changed or omitted by the issuer. Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.
Convertible Securities, Rights and Warrants. The Fund may invest in convertible securities, rights and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
A right is a privilege allowing existing shareholders to buy shares of an issue of common stock shortly before it is offered to the public, at a specified and usually discounted price, and usually in proportion to the number of shares already owned.
A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Short-Term Investments. The Fund may invest in any of the following securities and instruments:
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers (see “Non-U.S. Investments” below). Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.
Investment Company Securities. The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds (“ETFs”). For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g, 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).
Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. ETFs that seek to replicate a particular benchmark index are subject to “tracking risk” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks. Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Government Obligations. The Fund may make short-term investments in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.
Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.
Non-U.S. Investments. The Fund may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States.
Depositary Receipts. Depositary Receipts (“DRs”) include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.
ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility generally is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
•Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
•Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.
Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union (“EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates;

increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020, which became effective on May 1, 2021 after being approved by all applicable United Kingdom and European Union governmental bodies in early 2021. The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. The Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to the securities in its portfolio. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund’s custodian (the “Custodian”) or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.
When-Issued Securities, Forward Commitments and Delayed Settlements. The Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.
Rule 18f-4 under the 1940 Act permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.
Illiquid Investments and Restricted Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Fund purchases an illiquid investment. It is possible that the Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.
The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Special Risks Related to Cyber Security. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, the Fund is diversified, as described on page B-1. The Fund’s investment objectives are also fundamental.

As a matter of fundamental policy, the Fund may not:
1.    Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions;
2.    Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;
3.    Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
4.    Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities);
5.    Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);
6.    Purchase or sell commodities or commodity futures contracts;
7.    Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or
8.    Make investments for the purpose of exercising control or management.
The Fund observes the following restrictions as a matter of operating but not fundamental policy. Except as noted below, the Fund may not:
1.    Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law;
2.    Hold, in the aggregate, more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act;
3.    Sell securities short;
4.    Make loans of securities; or
5.    Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of net assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.
The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions, generally resulting in larger taxable distributions to shareholders. The following table provides the portfolio turnover rate for the past two fiscal years.

Portfolio Turnover During Fiscal Years Ended October 31,
2022	2021
39.80%	34.47%
PORTFOLIO HOLDINGS INFORMATION
The Advisor and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These Disclosure Policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund also discloses on its website at www.edgarlomax.com the Fund’s complete portfolio holdings at the end of each calendar quarter with a 15-day lag and the Fund’s top ten holdings at the end of each month with a seven-day lag.
From time to time, rating and ranking organizations such as S&P and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information at the end of the most recent calendar quarter, with a lag of at least 15 days. In addition, the Trust, the Advisor, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times, and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment programs, and (3) the recipient will not provide third-party access to this information.
In addition, the Fund’s administrator, accountant, custodian and transfer agent may receive portfolio holdings information in connection with their services to the Fund. In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer of the Trust.

The Chief Compliance Officer or designated officers of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders. No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, Custodian and transfer agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.
The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships or trusteeships held during the past five years are listed in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Joe D. Redwine (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board Trustee	Indefinite term; since January 2020. Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 19 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, and DoubleLine Yield Opportunities Fund from 2010 to present; Independent Trustee, DoubleLine ETF Trust (an open-end investment company with 2 portfolios) from March 2022 to present.
Michele Rackey (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; Since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 40) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Senior Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards (age 54) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of October 31, 2022, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating and Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed Raymond Woolson, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairman during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, (now known as U.S. Bank Global Fund Services), a full-service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Redwine serves as an Audit Committee Financial Expert for the Trust.
Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chairman for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for 9 years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of Management in Chicago.

Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating and Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Audit Committee. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met once during the Fund’s last fiscal year with respect to the Fund.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets as needed and did not meet with respect to the Trust during the Fund’s last fiscal year.
The Nominating and Governance Committee is comprised of all, and only of, the Independent Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Nominating and Governance Committee meets regularly with respect to the various series of the Trust. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Mertens is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee did not meet with respect to the Trust during the Fund’s fiscal year ended October 31, 2022.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2022.

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Fund Shares in the Trust
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
David G. Mertens	None	Over $100,000
Raymond B. Woolson	None	Over $100,000
Joe D. Redwine	None	Over $100,000
Michele Rackey(1)	None	None
(1)    Ms. Rackey joined the Board as a Trustee effective as of January 1, 2023.
As of December 31, 2022, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.
Compensation. Effective January 1, 2023, the Independent Trustees each receive an annual retainer of $102,500 per year allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2023, the annual retainer was $100,000. The Trust Chairman, Chairman of the Audit Committee, and Chairman of the Nominating and Governance Committee each receive a separate annual fee of $10,000, $5,000, and $3,000, respectively, provided that the separate fee for the Chairman of the Audit Committee will be waived if the same individual serves as both Trust Chairman and Audit Committee Chairman. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended October 31, 2022.

	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree(2)	$167	None	None	$167
David G. Mertens	$3,890	None	None	$3,890
Raymond B. Woolson	$4,094	None	None	$4,094

	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Joe D. Redwine	$3,948	None	None	$3,948
Michele Rackey(3)	None	None	None	None
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal year ended October 31, 2022, aggregate Independent Trustees’ fees for the Trust were $415,500.
(2)Ms. Duree retired from the Board as of December 31, 2021.
(3)Ms. Rackey joined the Board as a Trustee effective as of January 1, 2023.

CODE OF ETHICS
The Trust and the Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.
PROXY VOTING POLICY
The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has adopted proxy policies which underscore the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.
A general statement of voting policy and specific voting positions has been established by the Advisor. The Advisor’s Proxy Policies are intended to serve as a guideline and to further the economic value of each security held by the Fund. The Advisor’s Chief Compliance Officer or designee will review the Advisor’s Proxy Policies and update them as necessary. Each proxy will be considered individually, after a review of the following: i) the Advisor’s Proxy Policies; ii) the written analysis and recommendation of an independent third party proxy service, currently Institutional Shareholder Services, Inc. (“ISS”); and iii) the recommended vote of the subject corporation’s management.
Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by following the recommendation of ISS.
The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1‑866‑205‑0524 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of January 31, 2023, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
The Edgar Lomax Company 5971 Kingstowne Village Parkway Suite 240 Alexandria, VA 22315	N/A	N/A	22.11%	Record
Nationwide Life Insurance Company P.O. Box 182029 Columbus, OH 43218-2029	N/A	N/A	18.35%	Record
DC Plus Model Portfolios 777 N. Capitol St. NE Washington, DC 20002-4239	N/A	N/A	16.60%	Record
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310-1995	N/A	N/A	14.16%	Record
Empower Trust FBO Empower Benefit Plans 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002	N/A	N/A	11.67%	Record
Management Ownership Information. As of January 31, 2023, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.
THE FUND’S INVESTMENT ADVISOR
The Edgar Lomax Company, 5971 Kingstowne Village Parkway, Suite 240, Alexandria, VA 22315, serves as the Fund’s investment advisor. Subject to the supervision of the Board, investment management and related services are provided by the Advisor, pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor. Randall R. Eley controls the Advisor through his ownership (over 50% of the Advisor). Mr. Eley is also the President and a director of the Advisor, as well as a portfolio manager of the Fund.
Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the Fund’s investment objective, policies and restrictions as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and By-Laws; the Fund’s prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Board may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, as amended (the “Code”), and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund’s assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Board may desire and reasonably request.
With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Prospectus, SAI, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.
As compensation for its services, the Fund pays the Advisor a management fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its Custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.
Though the Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion of its management fees payable to it by the Fund and/or pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) in order to limit the Fund’s aggregate annual operating expenses to the limit set forth in the fees and expense table contained in the Prospectus (the

“expense cap”) through at least February 27, 2024. The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated upon a vote of the Board. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. The Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses. This recoupment may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the recoupment) does not exceed the expense cap. In addition to the contractual expense cap, the Advisor has voluntarily agreed to waive a portion of its management fee, as described in the Prospectus, depending upon the Fund’s investment performance.
Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.
The Advisory Agreement, if not terminated, will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Fund.
The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

	Management Fees For Fiscal Years Ended October 31,
	2022	2021	2020
Management Fees Accrued	$563,722	$555,369	$578,851
Management Fees Waived (contractual waiver)	$303,854	$284,842	$322,112
Management Fees Waived (voluntary waiver)	$204,990	$201,952	$168,895
Net Management Fees Paid to Advisor	$54,878	$68,575	$87,844
THE FUND’S PORTFOLIO MANAGERS
Randall R. Eley and Thomas B. Murray are responsible for the day-to-day management of the Fund’s investment portfolio. The following table shows the number of other accounts managed (not including the Fund) by Mr. Eley and Mr. Murray and the total assets in the accounts managed within various categories as of October 31, 2022.

Mr. Eley and Mr. Murray

Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts with Management Fee Based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	36	$1.5 billion	0	$0
Material Conflict of Interest. The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.
The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.
All equity accounts are managed with the same large-cap value style, and client/Fund portfolios are substantially identical. Furthermore, allocation of shares of stock is performed on a pro rata fashion across applicable accounts. With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, there is not expected to be a conflict in fulfilling investment opportunities.
Compensation. The portfolio managers receive a fixed annual salary in cash. The portfolio managers’ salaries are comparable to other managers that manage similar type funds. Both portfolio managers receive a quarterly bonus related to Advisor profitability. Mr. Eley participates in a deferred compensation plan on a voluntary basis. The portfolio managers also participate in a retirement plan in the form of a 401(k) profit sharing plan. Upon meeting certain tenure requirements, all employees of the Advisor are awarded stock options in The Edgar Lomax Company.
Securities Owned in the Fund by Portfolio Managers. As of October 31, 2022, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Randall R. Eley	$100,001 - $500,000
Thomas B. Murray	$10,001 - $50,000
THE FUND’S SERVICE PROVIDERS
Fund Administrator. Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as administrator for the Fund. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Fund; monitoring the Fund’s compliance with the Fund’s investment objective and restrictions; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by Fund Services on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither Fund Services nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement. Additionally, Fund Services provides Chief Compliance Officer Services to the Trust under a separate agreement. The cost for the Chief Compliance Officer services is charged to the Fund and approved by the Board annually.

Administration Fees Paid During Fiscal Years Ended October 31,
	2022	2021	2020
Fund Services	$193,284	$187,750	$191,934
Custodian and Transfer Agent. U.S. Bank National Association, located at Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund, holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. U.S. Bank Global Fund Services also acts as the Fund’s accountant and transfer and dividend disbursing agent (“Transfer Agent”). The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian, Distributor, Transfer Agent, and Fund Services are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Sub-Accounting Service Fees. In addition to the fees that the Fund may pay to the Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.15% of applicable average net assets or $20 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Any sub-accounting fees paid by the Fund are included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Independent Registered Public Accounting Firm and Legal Counsel. Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Fund, whose services include audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Fund.
Sullivan & Worcester LLP (“Sullivan and Worcester”), 1633 Broadway, 32nd Floor, New York, New York 10019, is counsel to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board.
Distributor. The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar” or the “Distributor”), pursuant to which Quasar acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The Fund engages in a continuous offering of its shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
The Distribution Agreement continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker‑dealers will be used to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over‑the‑counter market will be executed directly with a “market‑maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker‑dealers who sell shares of the Fund subject to rules adopted by FINRA.

While it is the Advisor’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker‑dealer to execute portfolio transactions for the Fund, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker‑dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. Brokerage and research services include, but are not limited to, publications, analyses, and reports concerning issuers, industries, securities, economic factors and trends. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker‑dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund. The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.
Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
The Fund does not place securities transactions through brokers as compensation for selling shares of the Fund, but broker‑dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

Aggregate Brokerage Commissions Paid during Fiscal Years Ended October 31,
2022	2021	2020
$37,439	$43,016	$52,133
The table below indicates the portion of the Fund’s aggregate brokerage for fiscal year ended October 31, 2022 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended October 31, 2022
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$26,989,245	$12,078

The Fund may invest in the securities of its regular broker/dealers who have executed trades for the Fund. During the fiscal year ended October 31, 2022, the Fund did not own securities of its regular broker/dealers.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares. The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m., Eastern Time.
The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund’s shares and (ii) reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund. The Advisor may reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.
How to Sell Shares. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent at 1-866-205-0524 for details. Certain redemption requests require a signature guarantee as described in the Prospectus.
Delivery of Redemption Proceeds. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Information section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.
The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.
During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The telephone redemption privilege may be modified or terminated without notice.
Redemptions In-Kind. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. If a shareholder receives a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption, whether in cash or in-kind, is a taxable event for you.
The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
Automatic Investment Plan. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.
DETERMINATION OF SHARE PRICE
The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses). The net asset amount attributable to the share class is divided by the number of shares held by investors of the applicable class.
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s valuation designee. The Board has designated the Advisor as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Advisor. Pursuant to those procedures, the valuation designee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under the Advisor’s procedures.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.
All other assets of the Fund are valued in accordance with procedures adopted by the Advisor.

TAX MATTERS
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions. The Fund’s policy is to distribute to its shareholders all of its net taxable income and any net realized long‑term capital gains for each taxable year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income or excise taxes in any year. However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes in all periods. If the Fund does not qualify as a regulated investment company, it will be subject to tax on its net income as a regular corporation. To avoid the nondeductible 4% Federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.
In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income before the dividends paid deduction (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Fund in future years.
At October 31, 2022, the Fund did not have any capital loss carryforwards.
Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends‑received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.
Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gain distributions are not eligible for qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.
Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period. Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains, as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding of federal income tax at a rate under Section 3406 of the Code, in the case of non‑exempt shareholders who fail to furnish the Fund with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.
The Fund may be subject to foreign taxes and withholding on income earned with respect to securities of foreign corporations including ADRs. Based on the principal investment strategies of the fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.
The Foreign Account Tax Compliance Act (“FATCA”) imposes a 30% withholding tax on the Fund’s ordinary income distributions, if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to ordinary income distributions from the Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any federal, state, local or foreign taxation. No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service. Sullivan & Worcester has expressed no opinion in respect of the tax information in the Prospectus and the SAI.
DIVIDENDS AND DISTRIBUTIONS
The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.
The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.
Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Such distributions will be taxable whether received in additional shares of the Fund or cash. Investors have the right to change their elections with respect to the reinvestment of dividends and in distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
GENERAL INFORMATION
Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders annually.
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates and no stock certificates have been issued for the Fund.
The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.
Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Fund shares have no pre‑emptive or conversion rights. Shares, when issued, are fully paid and non‑assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

FINANCIAL STATEMENTS
The annual report for the Fund for the fiscal year ended October 31, 2022, is available, without charge, upon request by calling 1‑866‑205‑0524 and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX
SHORT-TERM RATINGS
Standard & Poor’s Short-Term Issue Credit Ratings
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
Short-Term Issue Credit Ratings
A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
Moody’s Short-Term Debt Ratings
Short-Term Ratings
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

PART C
(Edgar Lomax Value Fund)

OTHER INFORMATION

Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020, were previously filed with Post-Effective Amendment No. 1000 to the Trust’s Registration Statement on Form N-1A on January 25 2021, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated September 26, 1997, was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(i)
Amendment No. 2 dated March 1, 2005, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(ii)
Amendment No. 3 dated January 1, 2017, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 757 to the Registration Statement on Form N-1A on February 24, 2017, and is incorporated herein by reference.

(iii)
Amendment No. 4 dated November 1, 2017, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 818 to the Registration Statement on Form N-1A on February 26, 2018, and is incorporated herein by reference.

(e)
Distribution Agreement dated May 10, 2007, was previously filed with Post-Effective Amendment No. 260 to the Registration Statement on Form N-1A on February 28, 2008, and is incorporated herein by reference.

(i)
Quasar Novation Agreement dated March 31, 2020, was previously filed with Post-Effective Amendment No. 1007 to the Registration Statement on Form N-1A on February 24, 2021, and is incorporated by reference.

(ii)
Quasar Novation Agreement dated October 2021, was previously filed with Post-Effective Amendment No. 1079 to the Registration Statement on Form N-1A on February 25, 2022, and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(iv) Amended and Restated Operating Expenses Limitation Agreement dated February 28, 2023 — filed herewith.

(v) Powers of Attorney.

(A)
Power of Attorney (Rackey, Mertens, Redwine and Woolson) dated January 1, 2023, was previously filed with Post-Effective Amendment No. 1114 to the Registration Statement on Form N-1A on January 25, 2023, and is incorporated herein by reference.

(i)
Legal Opinion dated March 11, 1998, was previously filed with Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on March 19, 1998, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan - not applicable.

(n)	Rule 18f-3 Plan - not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant and Advisor dated October 2022, was previously filed with Post-Effective Amendment No. 1104 to the Trust’s Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

    Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Advisor.

    With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-19358), dated March 30, 2022. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.PIA BBB Bond Fund, Series of Advisors Series Trust
16.PIA High Yield Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA MBS Bond Fund, Series of Advisors Series Trust
19.PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.Poplar Forest Partners Fund, Series of Advisors Series Trust
22.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.Pzena International Value Fund, Series of Advisors Series Trust

25.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.Reverb ETF, Series of Advisors Series Trust
28.Scharf Fund, Series of Advisors Series Trust
29.Scharf Global Opportunity Fund, Series of Advisors Series Trust
30.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.Semper MBS Total Return Fund, Series of Advisors Series Trust
32.Semper Short Duration Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Bridges Investment Fund, Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.Cushing® Mutual Funds Trust
45.DoubleLine Funds Trust
46.EA Series Trust (f/k/a Alpha Architect ETF Trust)
47.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
48.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
55.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
56.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
57.Aptus Defined Risk ETF, Series of ETF Series Solutions
58.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
60.Blue Horizon BNE ETF, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
72.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
73.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
76.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions

77.Loncar China BioPharma ETF, Series of ETF Series Solutions
78.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
80.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
81.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
83.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
84.Opus Small Cap Value ETF, Series of ETF Series Solutions
85.PSYK ETF, Series of ETF Series Solutions
86.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
87.The Acquirers Fund, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.First American Funds, Inc.
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The Glenmede Portfolios
96.The GoodHaven Funds Trust
97.Greenspring Fund, Incorporated
98.Harding, Loevner Funds, Inc.
99.Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Core Alternative ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.Lord Asset Management Trust
112.MainGate Trust
113.ATAC Rotation Fund, Series of Managed Portfolio Series
114.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
115.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
116.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
119.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
120.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
121.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
122.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
123.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.Kensington Managed Income Fund, Series of Managed Portfolio Series
127.LK Balanced Fund, Series of Managed Portfolio Series
128.Muhlenkamp Fund, Series of Managed Portfolio Series
129.Nuance Concentrated Value Fund, Series of Managed Portfolio Series

130.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
139.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
140.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
141.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
142.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
145.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
148.Matrix Advisors Funds Trust
149.Matrix Advisors Value Fund, Inc.
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Permanent Portfolio Family of Funds
156.Perritt Funds, Inc.
157.Procure ETF Trust II
158.Professionally Managed Portfolios
159.Prospector Funds, Inc.
160.Provident Mutual Funds, Inc.
161.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164.Aquarius International Fund, Series of The RBB Fund, Inc.
165.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
176.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
177.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
178.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
179.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
181.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
182.SGI Global Equity Fund, Series of The RBB Fund, Inc.

183.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
184.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
185.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
186.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
187.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
188.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
189.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
190.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
191.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
192.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
193.The RBB Fund Trust
194.RBC Funds Trust
195.Series Portfolios Trust
196.Thompson IM Funds, Inc.
197.TrimTabs ETF Trust
198.Trust for Advised Portfolios
199.Barrett Growth Fund, Series of Trust for Professional Managers
200.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
201.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
202.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
203.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
204.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
205.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
206.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
207.Jensen Quality Value Fund, Series of Trust for Professional Managers
208.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
209.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
210.USQ Core Real Estate Fund
211.Wall Street EWM Funds Trust
212.Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	The Edgar Lomax Company 5971 Kingstowne Village Parkway, Suite 240 Alexandria, VA 22315
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.

EXHIBIT INDEX

Exhibit	No.
A&R Operating Expenses Limitation Agreement	EX.99.h.iv
Consent of Independent Registered Public Accounting Firm	EX.99.j

SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 1124 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1124 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of February, 2023.

ADVISORS SERIES TRUST

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1124 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	February 28, 2023
David G. Mertens

Raymond B. Woolson*	Trustee	February 28, 2023
Raymond B. Woolson

Joe D. Redwine*	Trustee	February 28, 2023
Joe D. Redwine

Michele Rackey*	Trustee	February 28, 2023
Michele Rackey

/s/ Kevin Hayden	Treasurer, Vice President and	February 28, 2023
Kevin Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	February 28, 2023
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		February 28, 2023
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney